Prepaid And Other Current Assets (Schedule Of Prepaid And Other Current Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepayments	$ 10.5	$ 10.8
Deferred consideration		11.4
Other current assets	2.7	3.5
Total prepaid and other current assets	$ 13.2	$ 25.7